Consolidated statements of changes in equity (Parenthetical)		12 Months Ended
	Dec. 06, 2025	Dec. 31, 2025
Newshelf 899 (Pty) Ltd
Percentage of economic interest held by non controlling interest holders	6.90%
Newshelf 899 (Pty) Ltd | Class A Shares
Newshelf ownership (in percent)		90.00%